DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts had embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other (expense)/ income, net.

        The fair value of derivative instruments as of December 31, 2010 and 2011 is as follows:

	Balance Sheet Location	2010	2011	2011
		RUR	RUR	$
Derivative Assets:
Foreign exchange contracts	Investments in debt securities	—	44	1.4
Derivative Liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	—	1	—
Foreign exchange contracts	Other accrued liabilities	—	59	1.9

Total derivative liabilities		—	60	1.9

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2009, 2010 and 2011 amounted to nil, nil and RUR 42 ($1.3), respectively.